Cover Page	Mar. 22, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Entity Registrant Name	CASTELLUM, INC.
Entity Central Index Key	0001877939
Entity File Number	001-41526
Entity Tax Identification Number	27-4079982
Document Period End Date	Mar. 22, 2023
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3 Bethesda Metro Center
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	961-4895
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	(Amendment No. 1)